Property, Plant and Equipment, Net - Schedule of Future Minimum Capital Expenditures (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
2021		$ 5,861,780
2022		4,468,240
2023		4,240,090
2024		3,966,619
2025		3,804,450
Total		22,341,179
Subsequent Event [Member]
2021	$ 1,408,900
2022	4,468,240
2023	4,240,090
2024	3,966,619
2025	3,804,450
Total	17,888,299
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
2021		65,044
2022
2023
2024
2025
Total		65,044
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
2021	25,452
2022
2023
2024
2025
Total	25,452
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
2021		5,796,736
2022		4,468,240
2023		4,240,090
2024		3,966,619
2025		3,804,450
Total		$ 22,276,135
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
2021	1,383,448
2022	4,468,240
2023	4,240,090
2024	3,966,619
2025	3,804,450
Total	$ 17,862,847